SHARE CAPITAL AND RESERVES (Details)				1 Months Ended	12 Months Ended
	Dec. 14, 2022 CAD ($) $ / shares shares	Nov. 16, 2022 CAD ($) shares	Nov. 25, 2021 CAD ($) shares	Aug. 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 Options shares	Dec. 31, 2022 EquityInstruments shares	Dec. 31, 2021 CAD ($) Options EquityInstruments $ / shares shares
Disclosure of classes of share capital [line items]
Gross proceeds from issuance of shares	$ 50,000,000				$ 52,549,677					$ 57,502,415
Maximum Aggregate gross proceeds				$ 100,000,000
Price per share | $ / shares	$ 8.00
Net proceeds					2,489,754
Professional fees					1,629,038					955,337
Value of shares issued during the period										62,999,250
Share issuance costs paid					3,333,880					$ 4,457,654
Weighted average exercise price of stock option exercised | $ / shares							$ 1.76			$ 0.97
Gross proceeds on exercise of warrants					55,140					$ 1,156,523
Number of stock options exercised						4,341,875		4,341,875		1,273,000
Weighted average exercise price of stock option exercised | $ / shares							1.76			$ 0.97
Gross proceeds from stock options exercised					7,649,906					$ 1,236,170
Warrants exercised								39,960	39,960	883,854
Weighted average exercise price of warrants exercised | $ / shares							$ 1.38			$ 1.31
Share issue related cost					$ 3,629,986					$ 4,457,654
Exploration and evaluation assets
Disclosure of classes of share capital [line items]
Value of shares issued during the period		$ 194,834
Number of shares issued | shares	6,250,000	39,762
Prospectus supplement
Disclosure of classes of share capital [line items]
Number of shares issued | shares					500,229	500,229	500,229	500,229	500,229
Gross proceeds from issuance of shares					$ 2,549,677
ATM program
Disclosure of classes of share capital [line items]
Number of shares issued | shares					500,229	500,229	500,229	500,229	500,229	0
Gross proceeds from issuance of shares					$ 2,549,677					$ 0
Price per share | $ / shares							$ 5.10			$ 0
Aggregate commission					59,923
Professional fees					$ 912,359					$ 0
Bought-deal prospectus offering
Disclosure of classes of share capital [line items]
Share issuance costs paid	$ 2,717,627
Amount paid to underwriters	2,104,250
Premium received on flow-through shares issued	14,500,000
Premium Received on Flow-through Shares Issued	$ 14,500,000
Queensway [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			458,823
Consideration to acquire royalty interests			$ 3,505,408
Aggregate royalty interest (as a percent)			0.60%